EXPENSES BY NATURE - General and administrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Expenses by nature [abstract]
Employee costs	$ (12,178)		$ (11,217)		$ (8,580)
Amortization costs IFA		€ 0	0		(6)
Depreciation PPE and right of use assets	(857)		(1,144)		(1,095)
Impairment losses PPE	(5,447)		0		0
Direct Operating Expenses	(8,419)		(9,546)		(8,934)
Other indirect general and administrative costs	(10,073)		(2,178)		(2,577)
Total general and administrative costs	$ 36,974		$ 24,085	[1]	$ 21,192	[1]

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.